Document and Entity Information	Sep. 14, 2023
Cover [Abstract]
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	BKI
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001627014
Document Type	8-K
Document Period End Date	Sep. 14, 2023
Entity Registrant Name	BLACK KNIGHT, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37394
Entity Tax Identification Number	81-5265638
Entity Address, Address Line One	601 Riverside Avenue
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32204
City Area Code	(904)
Local Phone Number	854-5100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false